CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit for the year	₽ 62,073	₽ 55,099	₽ 7,832
Items that will not be reclassified subsequently to profit or loss:
Unrecognized actuarial gain			167
Items that may be reclassified subsequently to profit or loss:
Reclassification to profit and loss due to Disposal of VF Ukraine (Note 12)		7,947
Exchange differences on translating foreign operations	1,840	1,134	7,416
Net fair value (loss) / gain on financial instruments		(237)	(103)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations in associates	(196)	(413)	319
Other comprehensive income for the year, net of income tax	1,644	8,431	7,799
Total comprehensive income for the year	63,717	63,530	15,631
Total comprehensive income for the year attributable to:
Owners of the Company	63,056	62,672	14,647
Non-controlling interests	₽ 661	₽ 858	₽ 984